Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Income per share
Schedule of basic and diluted net income/(loss) per common share

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022*	2023	2022*

Loss attributable to equity holders ($’000)	(1,248,283)	(178,574)	(1,240,508)	(163,455)
Less: allocation of loss to non‑controlling interest ($’000)	(3,554)	(1,817)	(6,360)	(3,216)
Loss attributable to IHS common shareholders ($’000)	(1,244,729)	(176,757)	(1,234,148)	(160,239)

Basic weighted average shares outstanding (‘000)	334,108	331,688	333,053	330,128
Potentially dilutive securities (‘000)	1,583	3,467	2,538	4,648
Potentially dilutive weighted average common shares outstanding (‘000)	335,691	335,155	335,591	334,776
Loss per share:
Basic loss per share ($)	(3.73)	(0.53)	(3.71)	(0.49)
Diluted loss per share ($)	(3.73)	(0.53)	(3.71)	(0.49)